INCOME TAXES - Effective tax rate and statutory federal rate (in percent) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of effective tax rate and statutory federal rate (as a percent)
Computed "expected" tax expense (benefit)	34.00%	34.00%
State income taxes	2.30%	3.26%
Permanent differences	(2.97%)	(4.75%)
Change in valuation allowance	(98.37%)
Effective tax rate	65.04%	32.51%